Financial instruments - (Schedule of liquidity risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash	$ 225,665	$ 270,989	$ 439,135
Long-term debt	(1,184,162)	(1,180,274)
Gold prepayment obligation	(71,208)	(140,008)	(137,031)
Wheaton refund liability	(6,383)	(5,424)
Finance lease liabilities	(61,019)	(78,002)	$ (63,514)
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	225,665	270,989
Restricted cash	486	437
Trade and other receivables	87,638	172,890
Non-hedge derivative assets	577	7,430
Assets used to manage liquidity risk	314,366	451,746
Trade and other payables, including embedded derivative	(195,872)	(189,179)
Agreements with communities	(42,493)	(36,273)
Deferred Rosemont acquisition consideration	(18,876)	(27,518)
Long-term debt	1,188,132	(1,185,805)
Gold prepayment obligation	(71,208)	(140,008)
Wheaton refund liability	6,383	(5,424)
Non-derivative financial liabilities	(866,066)	(1,584,207)
Non-hedge derivative contracts	(17,995)	(12,451)
Derivative financial liabilities	(17,995)	(12,451)
Contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	225,665	270,989
Restricted cash	486	437
Trade and other receivables	87,638	172,890
Non-hedge derivative assets	577	7,430
Assets used to manage liquidity risk	314,366	451,746
Trade and other payables, including embedded derivative	(195,872)	(189,179)
Agreements with communities	(67,662)	(52,497)
Deferred Rosemont acquisition consideration	(20,000)	(30,000)
Long-term debt	(1,541,669)	(1,614,686)
Gold prepayment obligation	(71,208)	(140,008)
Wheaton refund liability	(79,232)	(78,500)
Non-derivative financial liabilities	(1,975,643)	(2,104,870)
Non-hedge derivative contracts	(17,995)	(12,451)
Derivative financial liabilities	(17,995)	(12,451)
12 months or less [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	225,665	270,989
Restricted cash	486	437
Trade and other receivables	87,638	172,890
Non-hedge derivative assets	577	7,430
Assets used to manage liquidity risk	314,366	451,746
Trade and other payables, including embedded derivative	(195,872)	(189,179)
Agreements with communities	(8,421)	(9,282)
Deferred Rosemont acquisition consideration	(10,000)	(10,000)
Long-term debt	(66,692)	(68,348)
Gold prepayment obligation	(71,208)	(71,394)
Wheaton refund liability	0	0
Non-derivative financial liabilities	(352,193)	(348,203)
Non-hedge derivative contracts	(17,995)	(12,451)
Derivative financial liabilities	(17,995)	(12,451)
13-36 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Restricted cash	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Agreements with communities	(8,591)	(9,719)
Deferred Rosemont acquisition consideration	(10,000)	(20,000)
Long-term debt	(132,852)	(136,696)
Gold prepayment obligation	0	(68,614)
Wheaton refund liability	0	0
Non-derivative financial liabilities	(151,443)	(235,029)
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
37-60 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Restricted cash	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Agreements with communities	(7,688)	(5,220)
Deferred Rosemont acquisition consideration	0	0
Long-term debt	(687,000)	(717,767)
Gold prepayment obligation	0	0
Wheaton refund liability	0	0
Non-derivative financial liabilities	(694,688)	(722,987)
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
More than 60 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Restricted cash	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Agreements with communities	(42,962)	(28,276)
Deferred Rosemont acquisition consideration	0	0
Long-term debt	(655,125)	(691,875)
Gold prepayment obligation	0	0
Wheaton refund liability	(79,232)	(78,500)
Non-derivative financial liabilities	(777,319)	(798,651)
Non-hedge derivative contracts	0	0
Derivative financial liabilities	$ 0	$ 0